Business Combinations (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
The Effect of the Immaterial Adjustments on the Consolidated Statement of Cash Flows for the Respective Periods

The effect of the immaterial adjustments on the Consolidated Statement of Cash Flows for the respective periods listed below is as follows (in thousands):

	Previously Reported	Adjustments	Adjusted

Consolidated Statement of Cash Flows
Net cash provided by operating activities, three months ended March 31, 2013	$3,855	$45	$3,900
Net cash provided by financing activities, three months ended March 31, 2013	742	(45)	697
Net cash provided by operating activities, six months ended June 30, 2013	11,041	318	11,359
Net cash provided by financing activities, six months ended June 30, 2013	1,524	(318)	1,206
Net cash provided by operating activities, nine months ended September 30, 2013	22,854	357	23,211
Net cash provided by financing activities, nine months ended September 30, 2013	2,827	(357)	2,470
Net cash provided by operating activities, year ended December 31, 2013	26,283	771	27,054
Net cash provided by financing activities, year ended December 31, 2013	6,876	(771)	6,105
Net cash provided by operating activities, three months ended March 31, 2014	9,189	5	9,194
Net cash provided by financing activities, three months ended March 31, 2014	297	(5)	292